Submission	Aug. 22, 2025
Submission [Line Items]
Central Index Key	0001879403
Registrant Name	LA ROSA HOLDINGS CORP.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A